ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST AllianceBernstein Core Value Portfolio
AST American Century Income & Growth Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock Value Portfolio
AST Bond Portfolio 2015
AST Bond Portfolio 2016
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Capital Growth Asset Allocation Portfolio
AST CLS Growth Asset Allocation Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio
AST FI Pyramis® Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST High Yield Portfolio
AST Horizon Growth Asset Allocation Portfolio

AST Horizon Moderate Asset Allocation Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST JPMorgan International Equity Portfolio
AST JPMorgan Strategic Opportunities Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed-Income Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small Cap Growth Portfolio
AST Small Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio

Supplement dated June 9, 2011
to the
Statement of Additional Information dated May 1, 2011

This supplement amends the Fund’s Statement of Additional Information and is in addition to any existing supplement to the Fund’s Statement of Additional Information.

The section captioned “Analytical Service Providers” under the header “Disclosure of Portfolio Holdings” is deleted and replaced with the following:

Analytical Service Providers

•	Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following a Fund's fiscal quarter-end;

•	Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;

•	Full holdings on a daily basis to FactSet Research Systems Inc. and Lipper, Inc. (investment research providers) at the end of each day;

•	Full holdings on a daily basis to Performance Explorer Limited (investment research provider for funds engaged in securities lending) at the end of each day, for certain funds;

•	Full holdings on a daily basis to Vestek (for preparation of fact sheets) at the end of each day (Target Portfolio Trust, and selected Prudential Investments Funds only);

•	Full holdings to Frank Russell Company (investment research provider) at the end of each month (Prudential Jennison Small Company Fund, Prudential Variable Contract Accounts -2 and -10 only);

•	Full holdings on a monthly basis to Fidelity Advisors (wrap program provider) approximately five days after the end of each month (Prudential Jennison Growth Fund and certain other selected Prudential Investments Funds only);

•	Full holdings on a daily basis to Brown Brothers Harriman & Co. (operations support) (Prudential Financial Services Fund only);

•	Full holdings on a daily basis to Markit WSO Corporation (certain operational functions)(Prudential Financial Services Fund only);

•	Full holdings on a daily basis to Investment Technology Group, Inc. (analytical service provider) (Prudential Financial Services Fund only);

•	Full holdings on a daily basis to State Street Bank and Trust Company (operations service provider) (Prudential Financial Services Fund only); and

•	Full holdings on a quarterly basis to Prudential Retirement Services / Watson Wyatt Investment Retirement Services (401(k) plan recordkeeping) approximately 30 days after the close of the Fund's fiscal quarter-end (Prudential Jennison Growth Fund only).

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